SHARE BASED COMPENSATION - Share Unit Plans - (Details) $ / shares in Units, shares in Thousands, EquityInstruments in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments shares	Dec. 31, 2020 EquityInstruments shares
SHARE BASED COMPENSATION
Vesting period		3 years
Performance Share Units (PSUs)
SHARE BASED COMPENSATION
Vesting period		3 years
Outstanding, beginning of year	2,766	2,285	2,193
Granted		1,285	1,232
Redeemed for cash | shares		(751)	(1,086)
Forfeited/expired | shares		(53)	(54)
Outstanding, end of year		2,766	2,285
Performance Share Units (PSUs) | Minimum
SHARE BASED COMPENSATION
Percentage of share price receivable at the time of vesting		0.00%
Performance Share Units (PSUs) | Maximum
SHARE BASED COMPENSATION
Percentage of share price receivable at the time of vesting		200.00%
Restricted Stock Units (RSUs)
SHARE BASED COMPENSATION
Vesting period		3 years
Outstanding, beginning of year	21,437	15,095	13,602
Granted		11,954	6,567
Redeemed for cash | shares		(4,609)	(4,707)
Forfeited/expired | shares		(1,003)	(367)
Outstanding, end of year		21,437	15,095
Deferred Share Units (DSUs)
SHARE BASED COMPENSATION
Outstanding, beginning of year	1,382	1,385	1,287
Granted		164	289
Redeemed for cash | shares		(167)	(191)
Outstanding, end of year		1,382	1,385
Deferred Share Units (DSUs) | Director
SHARE BASED COMPENSATION
First increments of share price receivable by executives at the time of vesting		50.00%
Second increments of share price receivable by executives at the time of vesting		100.00%
Deferred Share Units (DSUs) | Executive Officer
SHARE BASED COMPENSATION
First increments of share price receivable by executives at the time of vesting		25.00%
Second increments of share price receivable by executives at the time of vesting		50.00%
Third increments of share price receivable by executives at the time of vesting		75.00%
Fourth increments of share price receivable by executives at the time of vesting		100.00%
Syncrude Long Term Incentive Plans | Restricted Stock Units (RSUs)
SHARE BASED COMPENSATION
Value of shares to be converted | $	$ 123
Conversion price per share | $ / shares	$ 30.93